Cover	Jan. 11, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2023
Entity File Number	001-40312
Entity Registrant Name	EQRX, INC.
Entity Central Index Key	0001843762
Entity Tax Identification Number	86-1691173
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Hampshire Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	315-2255
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.0001 per share [Member]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	EQRX
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock at an exercise price of $11.50 [Member]
Title of 12(b) Security	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	EQRXW
Security Exchange Name	NASDAQ